Income Tax (Details) - Schedule of Income Tax Rate	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Tax Rate [Abstract]
PRC statutory tax rate	(25.00%)	(25.00%)	(25.00%)
Effect of tax rate differential for non-PRC entities	7.10%	7.90%	0.70%
Effect of non-deductible expenses	0.60%	0.10%	0.30%
Change in valuation allowance	17.30%	17.00%	24.00%
Actual income tax rate